FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Impairment of property and equipment	$ 0	$ 0	$ 0